Inventories (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013
Inventories
Inventories consist of the following (in thousands):

	January 31,	July 31,
	2014	2013
Raw materials and purchased components	$638	$791
Work in process	322	749
Finished goods	3,428	4,029
Total	4,388	5,569
Obsolescence reserve	(506)	(543)
Inventories	$3,882	$5,026

Inventories consist of the following as of July 31, 2013 and 2012 (in thousands):

	2013	2012

Raw materials and purchased components	$791	$1,151
Work in process	749	894
Finished goods	4,029	5,355
Total	5,569	7,400
Inventory obsolescence reserve	(543)	(2,139)
Total inventories	$5,026	$5,261

Cortelco Systems Holding Corp [Member]
Inventories
Inventories consist of the following (in thousands):

	January 31,	July 31,
	2014	2013

Raw materials and purchased components	$638	$791
Work in process	322	749
Finished goods	3,252	3,905
Total	4,212	5,445
Obsolescence reserve	(506)	(543)
Inventories	$3,706	$4,902

Inventories consist of the following as of July 31, 2013 and 2012 (in thousands):

	2013	2012

Raw materials and purchased components	$791	$1,151
Work in process	749	894
Finished goods	3,905	3,214
Total	5,445	5,259
Inventory obsolescence reserve	(543)	(541)
Total inventories	$4,902	$4,718